Operating Leases (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011 Aldagen Inc [Member]
Years ending December 31:
2013	$ 239,224	$ 196,878
2014	52,711	115,677
2015	53,803	0
2016	54,927
2017	37,127
Thereafter	0
Total future minimum lease payments	$ 437,792	$ 312,555